Supplement to the
Spartan® Florida Municipal Funds
January 27, 2001
Prospectus

On September 20, 2001, the Board of Trustees of Spartan Florida Municipal Money Market Fund authorized (1) a change to the fund's name, (2) the elimination of several transaction fees and exchange limits, and (3) a reduction in investment minimums.

The name of Spartan Florida Municipal Money Market Fund has been changed to Fidelity® Florida Municipal Money Market Fund.

All Exchange Fees, Wire Transaction Fees, Checkwriting Fees and Account Closeout Fees have been eliminated. Therefore, the following information replaces similar information found in the "Fee Table" section on page 7. All other references to these fees in the prospectus should be disregarded.

Shareholder fees (paid by the investor directly)A

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed) for Spartan Florida Municipal Income onlyB	0.50%

A If a fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

B A redemption fee may be charged when you sell your shares or if your fund balance falls below the balance minimum for any reason, including solely due to declines in the fund's net asset value per share (NAV).

The following information replaces the expense example for the fund found in the "Fee Table" section on page 8.

Fl Muni Money Market	1 year	$ 51
	3 years	$ 160
	5 years	$ 280
	10 years	$ 628

SFC-01-03 December 29, 2001
1.479533.109

Additionally, the limit of four exchanges out of the fund per calendar year has been eliminated. Currently, there is no limit on the number of exchanges out of the fund, and all references to such a limit in the prospectus should be disregarded.

The fund's minimum account balance and initial and subsequent purchase minimums have been lowered. The new minimums for the fund are as follows:

Fund Minimums
Initial Purchase	$5,000
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000

The following information replaces the second and third bullets for Spartan Florida Municipal Income Fund under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 4.

  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and Florida income taxes, if any.
  Normally investing primarily in municipal securities exempt from the Florida intangible tax.

The following information replaces the second paragraph for Spartan Florida Municipal Income Fund under the heading "Principal Investment Strategies" in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in municipal securities exempt from federal and Florida income taxes, if any. FMR normally invests the fund's assets primarily in municipal securities exempt from the Florida intangible tax. Municipal securities exempt from the Florida intangible tax and whose interest is exempt from federal income tax include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces the similar information found in the first two paragraphs under the heading "Principal Investment Risks" on page 11.

Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Florida, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

The money market fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces the information for Spartan Florida Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 13.

Spartan Florida Municipal Income Fund seeks the highest level of current income exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Florida income taxes, if any.

SUPPLEMENT TO THE

SPARTAN® FLORIDA MUNICIPAL MONEY MARKET FUND

A Fund of Fidelity Court Street Trust II

SPARTAN FLORIDA MUNICIPAL INCOME FUND

A Fund of Fidelity Court Street Trust

January 27, 2001

STATEMENT OF ADDITIONAL INFORMATION

On September 20, 2001, the Board of Trustees of Spartan Florida Municipal Money Market Fund authorized (1) a change to the fund's name, (2) the elimination of several transaction fees and exchange limits, and (3) a reduction in investment minimums.

The name of Spartan Florida Municipal Money Market Fund has been changed to Fidelity® Florida Municipal Money Market Fund.

Effective January 1, 2002, the "Money Market Insurance" paragraph on page 7 is no longer applicable.

SFCB-01-01 December 29, 2001
1.475743.106

Supplement to the
Fidelity's New Jersey Municipal Funds
January 27, 2001
Prospectus

On September 20, 2001, the Board of Trustees of Fidelity® New Jersey Municipal Money Market Fund approved a voluntary expense cap on annual operating expenses, and the Board of Trustees of Spartan® New Jersey Municipal Money Market Fund approved and authorized (1) the elimination of several transaction fees, (2) a voluntary expense cap on annual operating expenses and a reduction in the management fee rate, (3) a change to the fund's investment policies, and (4) an increase in investment minimums.

All of Spartan New Jersey Municipal Money Market Fund's Exchange Fees, Wire Transaction Fees, Checkwriting Fees and Account Closeout Fees have been eliminated. All other references to these fees in the prospectus should be disregarded.

The following information replaces the "Fee Table" section in the prospectus, beginning on page 7.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for Spartan New Jersey Municipal Money Market are based on historical expenses, adjusted to reflect current fees. The annual fund operating expenses provided below for New Jersey Municipal Money Market and Spartan New Jersey Municipal Income do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)A

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)
for Spartan NJ Municipal Income onlyB	0.50%

A If a fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

B A redemption fee may be charged when you sell your shares or if your fund balance falls below the balance minimum for any reason, including solely due to declines in the fund's net asset value per share (NAV).

NJN-01-03 December 29, 2001
1.475763.111

Annual fund operating expenses (paid from fund assets)

NJ Municipal Money Market	Management fee	0.38%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.17%
	Total annual fund operating expensesA	0.55%
Spartan NJ Municipal Money Market	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual fund operating expensesA	0.43%
Spartan NJ Municipal Income	Management fee	0.38%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual fund operating expenses	0.50%

A Effective October 25, 2001, FMR has voluntarily agreed to reimburse New Jersey Municipal Money Market and Spartan New Jersey Municipal Money Market to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 0.55% and 0.35%. These arrangements may be discontinued by FMR at any time.

Through arrangements with Spartan New Jersey Municipal Income's custodian, transfer agent, and pricing and bookkeeping agent, credits realized as a result of uninvested cash balances are used to reduce custodian, transfer agent, and pricing and bookkeeping agent expenses. Including these reductions, the total fund operating expenses for Spartan New Jersey Municipal Income would have been 0.44%.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

NJ Municipal Money Market	1 year	$ 56
	3 years	$ 176
	5 years	$ 307
	10 years	$ 689
Spartan NJ Municipal Money Market	1 year	$ 44
	3 years	$ 138
	5 years	$ 241
	10 years	$ 542
Spartan NJ Municipal Income	1 year	$ 51
	3 years	$ 160
	5 years	$ 280
	10 years	$ 628

The following information replaces similar information found under the Spartan New Jersey Municipal Money Market Fund "Principal Investment Strategies" heading in the "Investment Details" section on page 12.

Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found in the first two paragraphs under the heading "Principal Investment Risks" in the "Investment Details" section beginning on page 13.

Many factors affect each fund's performance. Because FMR concentrates each fund's investments in New Jersey, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

The money market funds' yields will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease.

The following information replaces the information for Spartan New Jersey Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 15.

Spartan New Jersey Municipal Income Fund seeks a high level of current income exempt from federal income tax and the New Jersey Gross Income Tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax and the New Jersey Gross Income Tax.

Spartan New Jersey Municipal Money Market Fund's minimum account balance and initial purchase minimum have been increased. The new minimums for the fund are as follows:

Fund Minimums
Initial Purchase	$100,000
Subsequent Purchase	$1,000
Through regular investment plans	$500
Balance	$50,000

Investors who have had an account in the fund since October 30, 2001 will continue to be subject to the lower minimums that were in place at that time.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 30.

Spartan New Jersey Municipal Money Market's annual management fee rate is 0.43% of its average net assets.

SUPPLEMENT TO THE

FIDELITY® NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN® NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN NEW JERSEY MUNICIPAL INCOME FUND

January 27, 2001

STATEMENT OF ADDITIONAL INFORMATION

Effective January 1, 2002, the "Money Market Insurance" paragraph beginning on page 8 is no longer applicable.

NJNB-01-01 December 29, 2001
1.475765.107

Supplement to
Fidelity's Connecticut Municipal Funds
January 27, 2001
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Court Street Trust II has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Spartan® Connecticut Municipal Money Market Fund and Fidelity® Connecticut Municipal Money Market Fund.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Spartan Connecticut Municipal Money Market Fund solely in exchange for the number of shares of Fidelity Connecticut Municipal Money Market Fund equal in value to the relative net asset value of the outstanding shares of Spartan Connecticut Municipal Money Market Fund. Following such exchange, Spartan Connecticut Municipal Money Market Fund will distribute the Fidelity Connecticut Municipal Money Market Fund shares to its shareholders pro rata, in liquidation of Spartan Connecticut Municipal Money Market Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").

The Reorganization can be consummated only if, among other things, it is approved by a "majority of the outstanding voting securities" of Spartan Connecticut Municipal Money Market Fund, as that term is defined under the Investment Company Act of 1940. A Special Meeting of the Shareholders of Spartan Connecticut Municipal Money Market Fund (the "Meeting") will be held on March 13, 2002, and approval of the Agreement will be voted on at that time. In connection with the Meeting, a proxy statement describing the Reorganization and a Prospectus for Fidelity Connecticut Municipal Money Market Fund will be filed with the Securities and Exchange Commission and delivered to shareholders of record of Spartan Connecticut Municipal Money Market Fund.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about March 25, 2002. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In the event Spartan Connecticut Municipal Money Market Fund shareholders fail to approve the Agreement, Spartan Connecticut Municipal Money Market Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of Spartan Connecticut Municipal Money Market Fund.

CTR/CTM-01-03 December 29, 2001
1.475744.108

Effective the close of business on January 14, 2002, new positions in Spartan Connecticut Municipal Money Market Fund may no longer be opened pending the Reorganization. Shareholders of the fund on that date may continue to add to their fund positions existing on that date.

The following information replaces the similar information found in the first two paragraphs under the heading "Principal Investment Risks" beginning on page 13.

Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Connecticut, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

The money market funds' yields will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease.

The following information replaces the information for Spartan Connecticut Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 15.

Spartan Connecticut Municipal Income Fund seeks a high level of current income, exempt from federal income tax and Connecticut personal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Connecticut personal income taxes.

SUPPLEMENT TO THE

FIDELITY® CONNECTICUT MUNICIPAL MONEY MARKET FUND SPARTAN® CONNECTICUT MUNICIPAL MONEY MARKET FUND
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
January 27, 2001

STATEMENT OF ADDITIONAL INFORMATION

Effective January 1, 2002, the "Money Market Insurance" paragraph beginning on page 8 is no longer applicable.

CTR/CTMB-01-01 December 29,2001
1.475746.106